Capital and funding - Summary of Share Capital (Details) € in Millions, £ in Millions	11 Months Ended	12 Months Ended
	Nov. 28, 2020 € / £	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares
Ordinary shares
Disclosure of classes of share capital [line items]
Number of treasury shares cancelled (in shares)			112,746,434
Unilever PLC
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | €				€ 88	€ 88
Conversion rate for ordinary shares nominal value (in euro per GBP) | € / £	1.121
Unilever PLC | Ordinary shares
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £		£ 78.4	£ 78.3
Number of shares issued (in shares)		2,521,497,338	2,516,597,338	2,521,497,338	2,516,597,338
Number of ordinary shares issued (in shares)		4,900,000